Capital Stock	12 Months Ended
Dec. 31, 2017
Capital Stock [Abstract]
Capital Stock

NOTE 9 - Capital Stock

1)	Preferred Stock:

The Company is authorized to issue 50,000,000 shares of preferred stock, with par value of $0.001. As of December 31, 2017, there were no preferred stock shares outstanding.

The Board of Directors has the authority to issue preferred stock in one or more series, and in connection with the creation of any such series, by resolutions providing for the issuance of the shares thereof, to determine dividends, voting rights, conversion rights, redemption privileges and liquidation preferences.

2)	Common Stock:

The Company is authorized to issue 450,000,000 shares of common stock, with par value of $0.001.

Aircom had restricted stock purchase agreement with certain employees or consultants with 2,890,000 shares granted on February 2, 2015. The restricted shares were issued at fair values determined by the board of directors at the grant date. According to the agreement, in the event of the voluntary termination of purchaser’s continuous service status, Aircom shall have the exclusive option to repurchase all or any portion of the unvested shares held by purchaser at the original purchase price per share and the vested shares held by purchaser at the fair market value per share as of the termination date. In February and June 2016, Aircom purchased back 133,333 unvested shares of restricted stock at $0.005 per share from terminated employees before the stock split. In June 2016, the restricted stock was split to 27,566,670 shares. On February 13, 2017, all of Aircom’s 27,566,670 restricted shares were converted to Aerkomm’s restricted stock of 10,279,738 shares at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).

As of December 31, 2017 and 2016, the restricted shares (after share exchange) consisted of the following:

	December 31,
	2017	2016

Restricted stock - vested	10,238,300	7,787,490
Restricted stock - unvested	41,438	2,492,248
Total restricted stock	10,279,738	10,279,738

The unvested shares of restricted stock were recorded under deposit liability account awaiting future conversion to common stock when they become vested.

On March 31, 2017, the Company completed its private placement offering of 500,000 shares of common stock at a price of $3.00 per share for the aggregate amount of $1,500,000.

On June 6, 2017, the Company completed its private placement offering of 60,000 shares of common stock at a price of $5.00 per share for the aggregate amount of $300,000. Additionally, on June 6, 2017, pursuant to a settlement and release agreement with Priceplay Taiwan Inc. (“PPTW”) dated March 31, 2017, among the Company, PPTW and Aircom, the Company issued 163,860 shares of its common stock to PPTW in settlement of an outstanding $819,300 obligation of Aircom to PPTW. Additionally, pursuant to a similar settlement and release agreement with Priceplay.com, Inc. (“PPUS”) dated March 31, 2017, the Company issued 147,400 shares of its common stock to PPUS in settlement of an outstanding $737,000 obligation of Aircom to PPUS, and pursuant to a third similar settlement and release agreement with Aircom and dMobile System Co. ltd. (dMobile), it issued 94,220 shares of its common stock to dMobile in settlement of an outstanding $471,100 obligation of Aircom to dMobile. In the aggregate, the Company has issued 405,480 shares to the three settlement recipients at a price of $5.00 per share for a total of $2,027,400. Including the 60,000 shares sold to individuals in the private offering, the Company issued 465,480 shares in total for an aggregate of $2,327,400.

On July 5, 2017, the Company completed its first closing of a private placement offering in which it sold 5,000 shares of its common stock to Daniel Shih, the Company’s co-founder, at a price of $5.50 per share for a total of $27,500. The Company conducted additional closings in July and August for a total of $517,413. As of October 31, 2017, the total subscribed capital amounted to $544,913. On October 31, 2017, the Company completed this private placement offering of 264,086 shares of common stock at a price of $5.50 per share for the aggregate amount of $1,452,473.

On November 27, 2017, the Company completed its first closing of another private placement offering in which 13,400 shares of its common stock were subscribed by Daniel Shih, the Company’s co-founder, at a price of $5.60 per share for a total of $75,040. The Company is offering a total of 892,857 shares of its common stock at a price of $5.60 per share in this offering for the aggregate amount of $5,000,000 and will pursue additional closings up to that aggregate amount through March 31, 2018.

On November 30, 2017, the Company issued 80,000 and 20,000 shares of its common stock to Integra Consulting Group LLC (“Integra”) and Anthony D. Altavilla, principal of Integra, respectively, according to the Consulting Agreement signed on November 15, 2017 between the Company and Integra.

3)	Stock Warrant:

As of December 31, 2016, Aircom had issued stock warrants exercisable for $60,000 in value of its common stock to a service provider as payment for services. The stock warrants allow the service provider to purchase a number of shares of Aircom common stock equal $60,000 divided by 85% of the share price paid by investors for Aircom’s common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.01 per share. On February 13, 2017, these stock warrants were converted to Aerkomm’s stock warrants pursuant to the Exchange Agreement (see Note 1). For the year ended December 31, 2017, Aerkomm issued additional stock warrants exercisable for $60,000 in value of Aerkomm common stock to the service provider as payment for additional services. As of December 31, 2017, the Company cumulatively recorded $120,000 as additional paid-in capital in total with respect to these warrants.